19. Borrowing and financing (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Long-term portions of borrowing and financing	R$ 644,908	R$ 964,289
2022 [Member]
Disclosure of detailed information about borrowings [line items]
Long-term portions of borrowing and financing	305,171
2022 [Member]
Disclosure of detailed information about borrowings [line items]
Long-term portions of borrowing and financing	206,324
2023 [Member]
Disclosure of detailed information about borrowings [line items]
Long-term portions of borrowing and financing	33,434
2024 [Member]
Disclosure of detailed information about borrowings [line items]
Long-term portions of borrowing and financing	78,694
2025 [Member]
Disclosure of detailed information about borrowings [line items]
Long-term portions of borrowing and financing	R$ 21,285